Note 11 - Lease Liabilities (Details Textual) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Current lease liabilities	$ 76,103
Non-current lease liabilities	6,039
Payments of lease liabilities	101,922
Interest expense on lease liabilities	2,807
Lease liabilities, principal payment	99,115
Expense relating to leases of low-value assets for which recognition exemption has been used	11,451
Expense relating to short-term leases for which recognition exemption has been used	$ 131,753